Financial instruments included in the statement of financial position and impact on income	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial instruments included in the statement of financial position and impact on income	Financial instruments included in the statement of financial position and impact on income
Accounting policies

Accounting policies for financial instruments included in the statements of financial position and impact on income are described in Note 7, ‘‘Non-current financial assets’’, Note 8, ‘‘Trade receivables and other current assets’’, Note 9, ‘‘Cash and cash equivalents’’ and Note 12, ‘‘Financial liabilities.’’

Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2020
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	505	104	401	505
Trade receivables	62	—	62	62
Cash and cash equivalents	119,151	—	119,151	119,151
Total assets	119,717	104	119,613	119,717
Financial liabilities
Non-current financial liabilities	44,107	—	44,107	44,107
Current financial liabilities	4,872	—	4,872	4,872
Trade payables and other payables	7,106	—	7,106	7,106
Total liabilities	56,085	—	56,085	56,085
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2019
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value(1)
Non-current financial assets
Non-current financial assets	529	130	399	529
Trade receivables	11	—	11	11
Cash and cash equivalents	35,094	—	35,094	35,094
Total assets	35,634	130	35,504	35,634
Financial liabilities
Non-current financial liabilities	43,435	—	43,435	43,435(1)
Current financial liabilities	1,091	—	1,091	1,091
Trade payables and other payables	7,770	—	7,770	7,770
Total liabilities	52,296	—	52,296	52,296
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance and the EIB loan, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
The impact on income (loss) is as follows:

	For the year ended December 31,
(in thousands of euros)	2020	2019
Cost of gross debt	(1,721)	1,354
Income from cash equivalents	—	105
Total fair value through profit or loss	(1,721)	1,459
Management of financial risks

The principal financial instruments held by the Company are instruments classified as cash and cash equivalents. These instruments are managed with the objective of enabling the Company to finance its business activities. The Company's policy is to not use financial instruments for speculative purposes. It does not use derivative financial instruments.

The principal risks faced by the Company are liquidity, foreign currency exchange, interest rate and credit risks.

Liquidity risk

Given the amount of cash and cash equivalents held by the Company as of December 31, 2020 (see Note 9), the Company does not believe that it is exposed to short-term liquidity risk.

Foreign Currency Exchange Risk

The functional currency of Nanobiotix S.A. is the euro. Exposure to foreign currency exchange risk is derived almost entirely from intragroup transactions between Nanobiotix S.A. and its U.S. subsidiaries, for which the functional currency is the U.S. dollar, as well as trade relations with customers and suppliers outside the euro zone.

At this stage of its development, the Company does not use hedging to protect its business against exchange rate fluctuations. However, a significant increase in its business activity could lead to a greater exposure to foreign currency exchange risk. If this occurs, the Company may implement a suitable hedging policy for these risks. In 2020, the Company had foreign exchange losses for the total amount of €1.7 million (see Note 18 – Net financial income of our consolidation financial statements). This impact was primarily related to the U.S. initial public offering in December 2020, which was realized in U.S. dollars, resulting in $113.3 million of gross proceeds, therefore creating a one-time impact on foreign exchange losses. Moreover, the net proceeds from this U.S initial public offering are currently held in U.S. dollars in the Company’s current account. A third contributing factor for this increase in foreign exchange risk is the one-time impact of the closing of a specific bank account. While part of the reasons for these foreign exchange losses were related to one-time events, the Company is currently updating its assessment of this risk for the year 2021.

The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of capital contributions and loans to the Company’s U.S. subsidiaries as of December 31, 2020, 2019 and 2018.

	For the year ended December 31, 2020
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	5	(5)	124	(124)
Total	5	(5)	124	(124)

	For the year ended December 31, 2019
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	41	(41)	141	(141)
Total	41	(41)	141	(141)
Credit risk

Credit risk arises from cash and cash equivalents, derivative instruments and deposits with banks and other financial institutions as well as from exposure to customer credit, in particular unpaid receivables and transaction commitments.

The credit risk related to cash and cash equivalents and to current financial instruments is not material given the quality of the relevant financial institutions.

Customer credit risk is limited, due in part to low trade receivables as of December 31, 2020 and in part to its customers’ high credit rating for other receivables.

Interest rate risk

The Company's exposure to interest rate risk is primarily related to cash equivalents and investment securities, which consist of money market mutual funds (SICAVs). Changes in interest rates have a direct impact on the interest earned from these investments and the cash flows generated.

In 2018 the Company entered into an agreement with the EIB pursuant to which the Company may borrow a total of up to €40 million, divided in three tranches, two of which were received through December 31, 2020. In addition to the fixed interest rate, the Company also committed, for a period lasting from 2022 to 2027 to pay additional interest in the form of royalties indexed to the Company’s annual sales turnover beginning on January 1, 2021. Because the interest rate on the loan does not depend on market performance, the exposure of the Company to interest rate and market risk is deemed low (see. Note 4.2).

Fair value

The fair value of financial instruments traded on an active market is based on the market price on the reporting date. The market prices used for the financial assets held by the Company are the bid prices in the market on the measurement date.

The carrying value of receivables and current liabilities is assumed to approximate their fair value.